Financial Instruments - Summary of Movement In Credit Allowance On Customer Balance (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Balance at the beginning	$ 117	$ 113	$ 103
Translation differences	(2)	(3)	(1)
Impairment loss recognized / (reversed), net	11	28	19
Amounts written off	(12)	(21)	(8)
Balance at the end	$ 114	$ 117	$ 113